UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F Amendment

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
Institutional Investment Manager Filing this Report:

Name:   	HITE Hedge Asset Management LLC
		One Gateway Center
		Suite 308
		Newton, MA  02458

Form 13F File Number:  28-15188

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required times, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	James E. Conant
Title:  Chief Financial and Compliance Officer
Phone:  203-464-0066

Signature, Place, and Date of Signing

James E. Conant		Newton, MA		May 15, 2013

Report Type (Check Only One):

[ X ]  	13F HOLDINGS REPORT.

[  ] 	13F NOTICE.

[  ]  	13F COMBINATION REPORT.



EDGAR <1>

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:   $185,754

List of Other Included Managers:

Provide a number list of the name(s)
and Form 13F file number(s) of all
institutional investment managers
with respect to which this report
is filed, other than the manager filing this report.

None

Column 1	Column 2	Column 3	Column 4	Column 5	Column 6	Column 7	Column 8
						Investment				Other	Voting
Name of Issuer	Title of Class	CUSIP		Value		Shares		Discre	Manager	Authority
Copano Energy LLC	COM 	217202100	"$15,265 "	"376,724 "	Sole	None	"376,724 "
Access Midstream Par	UNIT	00434L109	"$14,272 "	"353,532 "	Sole	None	"353,532 "
ENERGY TRANSFER EQUITy	UNIT	29273V100	"$11,461 "	"195,986 "	Sole	None	"195,986 "
Tesoro Logistics LP	UNIT	88160T107	"$11,430 "	"211,790 "	Sole	None	"211,790 "
Atlas America Inc	UNIT	04930A104	"$9,356 "	"212,443 "	Sole	None	"212,443 "
INERGY LP	UIT LTD PTNR	456615103	"$9,332 "	"456,765 "	Sole	None	"456,765 "
Golar LNG Partners LP	UNIT	Y2745C102	"$9,188 "	"278,430 "	Sole	None	"278,430 "
Delek Logistics P LP	UNIT	24664T103	"$7,540 "	"241,729 "	Sole	None	"241,729 "
DCP Midstream Par LP	UNIT	23311P100	"$7,267 "	"155,909 "	Sole	None	"155,909 "
Seadrill Partners LLC	COM	Y7545W109	"$6,677 "	"240,619 "	Sole	None	"240,619 "
NGL ENERGY PART		UNIT	62913M107	"$6,286 "	"233,691 "	Sole	None	"233,691 "
Rentech Inc		COM	760112102	"$5,894 "	"2,508,127 "	Sole	None	"2,508,127 "
Williams Partners LP	UNIT	96950F104	"$5,857 "	"113,083 "	Sole	None	"113,083 "
Lehigh Gas Partners LP	UNIT	524814100	"$5,529 "	"241,880 "	Sole	None	"241,880 "
PLAINS ALL AMERICAN 	UNIT	726503105	"$4,980 "	"88,180 "	Sole	None	"88,180 "
USA COMPRESSION PARTNE	UNIT	90290N109	"$4,916 "	"245,832 "	Sole	None	"245,832 "
TARGA RES CORP COM	COM	87612G101	"$4,305 "	"63,344 "	Sole	None	"63,344 "
ROSE ROCK MIDSTREAM L P	UNIT	777149105	"$4,137 "	"104,346 "	Sole	None	"104,346 "
Western Gas Equity P LP	UNIT	95825R103	"$3,906 "	"114,287 "	Sole	None	"114,287 "
QR ENERGY LP UNIT LTD 	UNIT 	74734R108	"$3,881 "	"219,367 "	Sole	None	"219,367 "
Crosstex Energy Inc	COM	22765Y104	"$3,560 "	"184,828 "	Sole	None	"184,828 "
Memorial Production  LP	UNIT	586048100	"$3,412 "	"172,214 "	Sole	None	"172,214 "
SUNOCO LOGISTICS PAR LP	UNIT	86764L108	"$3,098 "	"47,367 "	Sole	None	"47,367 "
Genesis Energy LP	UNIT 	371927104	"$2,900 "	"60,151 "	Sole	None	"60,151 "
PIONEER SOUTHWEST ENE	UNIT	72388B106	"$2,544 "	"104,141 "	Sole	None	"104,141 "
CROSSTEX ENERGY LP	COM	22765U102	"$2,465 "	"133,959 "	Sole	None	"133,959 "
Summit Midstream P LP	UNIT	866142102	"$2,107 "	"76,000 "	Sole	None	"76,000 "
EV ENERGY PARTNERS LP	UNITS	26926V107	"$1,971 "	"36,110 "	Sole	None	"36,110 "
MID-CON ENERGY PART LP	UNIT	59560V109	"$1,861 "	"81,103 "	Sole	None	"81,103 "
EQT MIDSTREAM PARTNE LP	UNIT	26885B100	"$1,587 "	"40,906 "	Sole	None	"40,906 "
SemGroup Corp.		COM	81663A105	"$1,268 "	"24,517 "	Sole	None	"24,517 "
LEGACY RESERVES LP	UNIT 	524707304	"$1,016 "	"36,778 "	Sole	None	"36,778 "
WILLIAMS COS INC	COM	969457100	"$1,899 "	"50,686 "	Sole	None	"50,686 "
Susser Petroleum  LP	UNIT	869239103	  $756 		"23,255 "	Sole	None	"23,255 "
MPLX LP			UNIT	55336V100	  $704 		"18,789 "	Sole	None	"18,789 "
"Alon USA Partners, LP"	UNIT	02052T109	  $671 		"25,200 "	Sole	None	"25,200 "
New Source Enegry Partn	UNIT	64881E109	  $559 		"27,500 "	Sole	None	"27,500 "
BREITBURN ENERGY PALP	COM 	106776107	  $415 		"20,684 "	Sole	None	"20,684 "
ISHARES MSCI EMERGING	COM	464287234	  $289 		"6,750 "	Sole	None	"6,750 "
EAGLE ROCK ENERGY 	UNIT	26985R104	  $283 		"28,799 "	Sole	None	"28,799 "
NuStar GP Holdings LLC	UNIT 	67059L102	  $234 		"7,186 "	Sole	None	"7,186 "
TARGA RESOURCES PAR LP	UNIT	87611X105	  $230 		"5,000 "	Sole	None	"5,000 "
JOHNSON & JOHNSON	COM	478160104	  $226 		"2,771 "	Sole	None	"2,771 "
AUTOMATIC DATA PROCES	COM	053015103	  $221 		"3,400 "	Sole	None	"3,400 "